Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—82.4%
		Chemicals & Plastics—3.4%
$ 200,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	$ 160,482
200,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	214,656
200,000		OCP S.A., Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	179,218
		TOTAL	554,356
		Oil & Gas—1.3%
400,000	[1,2]	Petroleos de Venezuela S.A., Unsecd. Note, REGS, 6.000%, 11/16/2024	40,472
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	171,778
		TOTAL	212,250
		Sovereign—76.4%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	183,468
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	181,452
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	168,036
20,000		Argentina, Government of, Series 3, 3.000%, 5/31/2026	16,075
120,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	67,800
71,997		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	31,949
100,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	48,568
10,000		Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	7,243
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	179,451
$ 200,000		Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	202,540
BRL 5,400,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2025	970,590
2,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	324,019
CLP 270,000,000		Chile, Government of, Unsecd. Note, 2.500%, 3/1/2025	295,200
$ 200,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	217,113
COP 1,500,000,000	[3]	Colombia, Government of, Unsecd. Note, Series B, 7.000% (SOFR +0.300%), 6/30/2032	304,189
1,000,000,000		Colombia, Government of, Unsecd. Note, Series B, 7.250%, 10/18/2034	196,449
CZK 7,700,000		Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	290,183
$ 50,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	27,100
70,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	38,500
EGP 9,500,000	[4]	Egypt Treasury Bill, Government of, Unsecd. Note, Series 364D, 0.000%, 12/3/2024	182,102
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	90,919
$ 200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	166,742
150,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	103,803
50,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	42,634
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	153,016
200,000	[1,2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	104,500
200,000	[1,2]	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	104,449
200,000	[1,2]	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	104,164
200,000	[1,2]	Ghana, Government of, Unsecd. Note, REGS, 8.125%, 1/18/2026	104,780
HUF 170,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	357,219
IDR 6,900,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	499,693
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	103,037
$ 200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	199,178
74,521		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	70,418
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	198,500
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	194,000

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$ 200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	$ 187,189
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	12,800
MXN 5,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	238,044
8,300,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	367,355
$ 200,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	168,500
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	150,955
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	212,343
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	198,727
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	204,276
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	173,775
200,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	168,035
PEN 1,750,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	466,301
600,000		Peru, Government of, Sr. Unsecd. Note, 7.300%, 8/12/2033	169,988
300,000		Peru, Government of, Unsecd. Note, 5.940%, 2/12/2029	82,486
$ 200,000		PERUSAHAAN PENERBIT SBSN, Sr. Unsecd. Note, 144A, 5.200%, 7/2/2034	207,308
PLN 2,650,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	534,070
$ 200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	205,506
RON 1,100,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	233,164
$ 200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	160,294
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	163,372
$ 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	149,139
200,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	194,757
ZAR 3,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	134,884
4,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	230,122
$ 400,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	293,687
200,000	[1,2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 8.994%, 2/1/2026	72,500
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	224,250
UYU 4,000,000		Uruguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 3/15/2028	96,697
$ 350,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	48,125
		TOTAL	12,277,728
		Transportation—1.3%
200,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	206,250
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $15,523,014)	13,250,584
		CORPORATE BONDS—12.3%
		Banking—1.5%
200,000	[1,2,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	10,000
200,000	[3,6]	Yapi ve Kredi Bankasi A.S., Jr. Sub. Note, 144A, 9.743% (5-year Constant Maturity Treasury +5.499%), 4/4/2029	205,446
		TOTAL	235,446
		Building & Development—1.2%
200,000		Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029	192,959
		Chemicals & Plastics—2.4%
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	209,015
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	176,077
		TOTAL	385,092
		Finance—1.3%
200,000		SISECAM UK PLC, Sr. Unsecd. Note, 144A, 8.625%, 5/2/2032	207,075

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—0.4%
$ 52,653		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2031	$ 49,063
20,000		Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	17,056
		TOTAL	66,119
		Oil & Gas—4.6%
100,000		Ecopetrol SA, Sr. Unsecd. Note, 8.625%, 1/19/2029	106,990
83,000		Ecopetrol SA, Sr. Unsecd. Note, 8.875%, 1/13/2033	88,066
25,000		Pan American Energy LLC, Sr. Unsecd. Note, 144A, 8.500%, 4/30/2032	26,329
50,000		Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	52,370
200,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	205,023
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	199,509
15,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	15,282
50,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	50,968
		TOTAL	744,537
		Real Estate—0.1%
200,000	[1,2]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	15,556
		Telecommunications & Cellular—0.8%
MXN 2,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	96,866
$ 35,110		Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	35,006
		TOTAL	131,872
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,641,745)	1,978,656
		COMMON STOCKS—0.0%
		Consumer Products—0.0%
7,973	[5]	ATENTO LUXCO 1 SA (IDENTIFIED COST $8,750)	—
		PURCHASED CALL OPTIONS—0.0%
		Foreign Currency—0.0%
58,500		USD CALL/CHF PUT, UBS, Notional Amount $58,500, Exercise Price $0.891, Expiration date 9/18/2024	4
		Total Purchased Call Options (IDENTIFIED COST $510)	4
		INVESTMENT COMPANY—3.8%
610,608		Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[7] (IDENTIFIED COST $610,608)	610,608
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $18,784,627)	$15,839,852
		OTHER ASSETS AND LIABILITIES - NET—1.5%[8]	235,206
		TOTAL NET ASSETS—100.0%	$16,075,058
At August 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 5 Year Long Futures	5	$546,992	December 2024	$(1,808)
United States Treasury Notes 10 Year Long Futures	20	$2,271,250	December 2024	$(13,009)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(14,817)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,643,216 and $108,233, respectively. This is based on amounts held as of each month-end throughout the nine-month period.

At August 31, 2024, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
UBS	USD CALL/MXN PUT	(25,000)	$25,000	9/26/2024	$18.838	$(1,264)
Put Options:
UBSAG	USD PUT/CHF CALL	(58,500)	$58,500	9/18/2024	$0.852	$(560)
(PREMIUMS RECEIVED $1,028)						$(1,824)
The average market value of purchased put and call options held by the Fund throughout the period was $203 and $396, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
The average market values of written put and call options held by the Fund throughout the period was $127 and $180, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
At August 31, 2024, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2024[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
OTC Swaps:
Barclays	Republic of Indonesia	Buy	1.00%	6/20/2029	0.67%	$200,000	$(2,851)	$(1,480)	$(1,371)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $180,000. This is based on amounts held as of each month-end throughout the nine-month period.
At August 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2024	Morgan Stanley	$20,000	109,990 BRL	$491
9/4/2024	State Street	213,157 BRL	$39,345	$(1,542)
9/4/2024	Wells Fargo	4,286,843 BRL	$779,873	$(19,605)
9/5/2024	Bank of America	$25,000	869,400 TRY	$(362)
9/5/2024	State Street	$10,000	181,175 MXN	$808
9/18/2024	Barclays	2,250,493 PEN	$597,470	$2,966
9/18/2024	BNY Mellon	5,400,000 ZAR	$293,802	$8,631
9/18/2024	Citibank	1,871,910 CNY	$263,330	$1,328
9/18/2024	Credit Agricole	131,725 SGD	$97,798	$3,256
9/18/2024	State Street	475,621,685 COP	$118,311	$(4,852)
9/18/2024	State Street	1,528,750,273 IDR	$93,797	$5,049
9/20/2024	UBS	$19,890	17,604 CHF	$(869)
9/20/2024	UBS	$15,000	13,206 CHF	$(572)
9/23/2024	Bank of America	36,576,738 CLP	$39,793	$223
Contracts Sold:
9/3/2024	Morgan Stanley	$20,000	113,346 BRL	$104
9/4/2024	Bank of America	4,500,000 BRL	$853,566	$55,495
9/5/2024	Bank of America	$10,000	357,240 TRY	$421
9/5/2024	Bank of America	$15,000	531,075 TRY	$492
9/5/2024	JPMorgan	$10,000	183,409 MXN	$(694)
9/18/2024	Bank of America	1,114,204 PEN	$299,099	$1,827
9/18/2024	Barclays	5,400,000 ZAR	$302,070	$(363)
9/18/2024	BNP Paribas	376,286 PEN	$99,534	$(860)
9/18/2024	BNP Paribas	2,748,084 PEN	$727,388	$(5,806)
9/18/2024	JPMorgan	$105,000	3,803,991 TRY	$4,209
9/18/2024	Morgan Stanley	1,528,750,273 IDR	$98,013	$(833)
9/18/2024	Morgan Stanley	1,583,018 MXN	$84,320	$4,165

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Net Unrealized Appreciation/ (Depreciation)
9/18/2024	State Street	2,190,000,000 COP	$523,926	$1,506
9/18/2024	State Street	484,200 EUR	$521,449	$(14,227)
9/18/2024	State Street	3,574,782 MXN	$198,456	$17,449
9/20/2024	UBS	$19,890	17,866 CHF	$1,177
9/20/2024	UBS	$15,000	13,266 CHF	$643
9/23/2024	Barclays	87,194,826 CLP	$94,617	$(776)
9/23/2024	Citibank	153,310,000 CLP	$166,768	$(958)
12/3/2024	Wells Fargo	4,330,000 BRL	$779,885	$19,738
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$77,659
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $37,021 and $70,961, respectively. This is based on the contracts held as of each month-end throughout the nine-month period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Written Option Contracts and Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2023	$—	$49,563	$49,563
Purchases at Cost	$3,680,606	$3,713,529	$7,394,135
Proceeds from Sales	$(3,069,998)	$(3,763,046)	$(6,833,044)
Change in Unrealized Appreciation/Depreciation	$—	$(5)	$(5)
Net Realized Gain/(Loss)	$—	$(41)	$(41)
Value as of 8/31/2024	$610,608	$—	$610,608
Shares Held as of 8/31/2024	610,608	—	610,608
Dividend Income	$6,064	$3,441	$9,505

1	Non-income-producing security.
2	Issuer in default.
3
Floating/variable rate with current rate and current maturity or next reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Zero coupon bond, reflects effective rate at time of purchase.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Perpetual Bond Security. The maturity date reflects the next call date.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Government/Agencies	$—	$13,250,584	$—	$13,250,584
Corporate Bonds	—	1,948,656	30,000	1,978,656
Purchased Call Options	—	4	—	4
Equity Security:
Common Stocks
International	—	—	0	0
Investment Company	610,608	—	—	610,608
TOTAL SECURITIES	$610,608	$15,199,244	$30,000	$15,839,852
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$129,978	$—	$129,978
Liabilities
Futures Contracts	(14,817)	—	—	(14,817)
Written Call Options	—	(1,264)	—	(1,264)
Written Put Options	—	(560)	—	(560)
Swap Contracts	—	(2,851)	—	(2,851)
Foreign Exchange Contracts	—	(52,319)	—	(52,319)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(14,817)	$72,984	$—	$58,167

The following acronym(s) are used throughout this portfolio:
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
MXN	—Mexican Peso
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—Romanian Leu
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
USD	—United States Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand